Schedule of rendering of services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision of services:
Operating activities	€ 231	€ 187	€ 236
Provision of services	€ 231	€ 187	€ 236